Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2025	2024
Land use right	$2,590,130	$2,482,727
License	4,097,440	3,804,294
Software	2,841,214	4,877,089
Patents	52,550	29,879,744
Technology	1,282,497	1,905,520
Long-term contract	5,347	4,964
Total	10,869,178	42,954,338
Accumulated amortization	(3,803,153)	(15,411,509)
Provision for impairment	(4,869,171)	(24,203,165)
Intangible assets, net	$2,196,854	$3,339,664

Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets held as of December 31, 2025:
Year
2026	$62,313
2027	62,313
2028	60,562
2029	51,803
2030	51,803
Thereafter	1,908,060
Total	$2,196,854